CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows provided by (used in)
Loss and comprehensive loss	$ (3,708,887)	$ (2,033,357)
ITEMS NOT AFFECTING CASH
Depreciation	103,261	0
Finance costs	25,620	0
Flow-through premium recovery	(897,283)	(128,367)
Unrealized gain on marketable securities	(367,440)	(576,460)
Share-based payments	1,240,229	557,101
ITEMS NOT AFFECTING CASH	104,387	(147,726)
Change in non-cash working capital items	(264,989)	(188,509)
OPERATING ACTIVITIES	(3,869,489)	(2,369,592)
FINANCING ACTIVITIES
Proceeds from issuing other equity instruments	33,634,423	6,430,000
Private placement issuance costs	(1,560,618)	(179,147)
Exercise of stock options	1,348,500	854,834
Lease payments	(108,610)
Equity offering	0	28,751,035
Equity offering costs	0	(1,170,636)
FINANCING ACTIVITIES	33,313,695	34,686,086
INVESTING ACTIVITIES
Purchase of short-term investments	(16,000,000)	0
Mineral property expenditures	(11,403,186)	(5,311,025)
INVESTING ACTIVITIES	(27,403,186)	(5,311,025)
CHANGE IN CASH AND CASH EQUIVALENTS	2,041,020	27,005,469
Cash and cash equivalents - Beginning	28,647,190	1,641,721
CASH AND CASH EQUIVALENTS - ENDING	$ 30,688,210	$ 28,647,190